Trade payables and other current liabilities - Disclosure of Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenues and contract liabilities	€ 16,555	€ 0